Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 86,146	¥ 84,788	¥ 170,692
Rental income for investment properties and certain flight training facilities under operating leases	186	202	178
Profit (loss) before tax	(15,195)	4,055	4,364	[1]
Impairment provision	3,279	18	0	[1]
Property, plant and equipment of subsidiary deemed as disposal	107
Right-of-use assets of subsidiary deemed as disposal	62
Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	1,618
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171,338	162,430	152,586
Owned and finance leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,863	59,099
Approximate aggregate carrying value of certain aircraft mortgaged under certain obligations	0	339
Approximate aggregate carrying value of certain investment properties mortgaged under certain obligations	0	15
Owned and finance leased aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	114,380	113,276	¥ 108,762
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,226	¥ 7,106
Certain aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) arising from sale and leaseback transactions	(73)
Certain aircraft [member] | Other long-term liabilities and other liabilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additional financing balance	385
Certain aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(5,375)
Certain aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(3,375)
Aged or market value declined fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	3,959
Owned aircraft fleet, spare engines and rotables [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	3,277
Leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	682
Aircraft and investment properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Aircraft and Related Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	208,943
Other Flight Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses written off on disposals	¥ 7

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).